FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 6 — RECURRING FAIR VALUE MEASUREMENTS

Investment Held in Trust Account

As of June 30, 2021, investments in the Company’s Trust Account were held in treasury funds and are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest income in the accompanying statements of loss. The estimated fair values of investments held in Trust Account are determined using available market information.

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of June 30, 2021
U.S. Treasury Funds	$116,181,780	$-	$-	$116,181,780
	$116,181,780	$-	$-	$116,181,780

As of December 31, 2020, investment in the Company’s Trust Account consisted of $379 in U.S. Money Market and $116,162,094 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$379	$-	$-	$379
U.S. Treasury Securities	116,162,094	1,154	-	116,163,248
	$116,162,473	$1,154	$-	$116,163,627

The following table sets forth a summary of the changes in the carrying value of the investment held in Trust Account during the three months and six months ended June 30, 2021:

	Treasury Funds	U.S. Money Market	U.S. Treasury Securities
Carrying value as of January 1, 2021	$-	$379	$116,162,094
Amortization of interest income through the settlement date on February 4, 2021	-	-	7,906
Settlement on February 4, 2021	-	116,170,000	(116,170,000)
Investment in Treasury Securities	-	(116,169,721)	116,169,721
Amortization of interest income through March 31, 2021	-	-	6,212
Carrying value as of March 31, 2021	$-	$658	$116,175,933
Amortization of interest income through the settlement date on May 6, 2021	-	-	4,067
Settlement on May 6, 2021	-	116,180,000	(116,180,000)
Investment in Treasury Funds	116,180,658	(116,180,658)	-
Interest income earned on Treasury Funds through June 30, 2021	1,122	-	-
	$116,181,780	$-	$-

Warrant Liability

At June 30, 2021 and December 31, 2020, the Company’s warrants liability was valued at $14,400,570 and $12,372,000, respectively. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of income.

Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	June 30	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	$116,181,780	$116,181,780	$-	$-
	$116,181,780	$116,181,780	$-	$-
Liabilities:
Warrant Liability	$14,400,570	$13,340,000	$-	$1,060,570
	$14,400,570	$13,340,000	$-	$1,060,570

The following table sets forth a summary of the changes in the fair value of the warrant liability during the three and six months ended June 30, 2021:

Warrant Liability
Fair value as of January 1, 2021	$12,372,000
Revaluation of warrant liability included in other income within the statement of income for the three months ended March 31, 2021	(3,610,250)
Fair value as of March 31, 2021	$8,761,750
Revaluation of warrant liability included in other expense within the statement of loss for the three months ended June 30, 2021	5,638,820
Fair value as of June 30, 2021	$14,400,570

The subsequent measurement of the Public Warrants for the three and six months ended June 30, 2021 is classified as Level 1 beginning from November 16, 2020 due to the use of an observable market quote in an active market.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values at the end of the reporting period represent the Company’s best estimate. However, inherent uncertainties are involved.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at June 30, 2021 and December 31, 2020:

Input	June 30, 2021	December 31, 2020
Expected term (years)	5.19	5.59
Expected volatility	28.0%	29.0%
Risk-free interest rate	0.9%	0.44%
Annual dividends	$0.00	$0.00

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$379	$379	$-	$-
U.S. Treasury Securities held in Trust Account	116,162,094	116,162,094	-	-
	$116,162,473	$116,162,473	$-	$-
Liabilities:
Warrant Liability	$12,372,000	$11,500,000	$-	$872,000
	$12,372,000	$11,500,000	$-	$872,000

NOTE 7 — RECURRING FAIR VALUE MEASUREMENTS

Investment Held in Trust Account

As of December 31, 2020, investment in the Company’s Trust Account consisted of $379 in U.S. Money Market and $116,162,094 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$379	$-	$-	$379
U.S. Treasury Securities	116,162,094	1,154	-	116,163,248
	$116,162,473	$1,154	$-	$116,163,627

Warrant Liability

At December 31, 2020, the Company’s warrants liability were valued at $12,372,000. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s Statement of Income.

Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$379	$379	$—	$—
U.S. Treasury Securities held in Trust Account	116,162,094	116,162,094	—	—
	$116,162,473	$116,162,473	$—	$—
Liabilities:
Warrant Liability	$12,372,000	$—	$—	$12,372,000
	$12,372,000	$—	$—	$12,372,000

The following table sets forth a summary of the changes in the fair value of the warrant liability for the period from August 20,2020 (inception) through December 31, 2020:

Warrant Liability
Fair value as of August 20, 2020	$—
Initial fair value of warrant liability upon issuance at IPO	15,380,000
Initial fair value of warrant liability upon issuance at over-allotment	2,260,200
Revaluation of warrant liability included in other income within the statement of income for the period from August 20,2020 (inception) through December 31, 2020	(5,268,200)
Fair value as of December 31, 2020	$12,372,000

The estimated fair value of the warrants is determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. Once the warrants become exercisable, the Company may redeem the outstanding warrants when the price per common stock equals or exceeds $18.00. The assumptions used in calculating the estimated fair values at the end of the reporting period represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

Airspan [Member]
Entity Listings [Line Items]
FAIR VALUE MEASUREMENTS

10.	FAIR VALUE MEASUREMENTS

The Company’s assets and liabilities recorded at fair value are categorized based upon a fair value hierarchy that ranks the quality and reliability of the information used to determine fair value.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. These assets include property, plant and equipment, goodwill and intangible assets, net. The Company did not record impairment to any non-financial assets in the three months ended June 30, 2021 and 2020. The Company does not have any non-financial liabilities measured and recorded at fair value on a non-recurring basis.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s condensed consolidated financial instruments (in thousands):

	Level in	June 30, 2021		December 31, 2020
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	12,208	12,208	18,196	18,196
Restricted cash	1	187	187	422	422
Cash and investment in severance benefit accounts	1	3,516	3,516	3,567	3,567

Liabilities:
Subordinated term loan	2	36,325		34,756	24,327
Subordinated debt	2	10,316		10,065	6,624
Senior term loan	2	38,895		36,834	37,948
Long-term debt	2	-	-	2,087	2,087
Warrants(a)	3	12,291	12,291	7,632	7,632

(a)	As of June 30, 2021 and December 31, 2020, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s condensed consolidated balance sheets.

The fair value of the Company’s cash and cash equivalents and restricted cash approximate the carrying value because of their short-term nature of these accounts.

As of June 30, 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan (Fortress Credit Agreement), followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 10.92%, 15.51% and 14.62%, respectively.

As of December 31, 2020, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan (Fortress Credit Agreement), followed by the junior status of the subordinated term loan and subordinated debt. The senior term loan face value was adjusted for $4.7 million of original issue discounts and $1.4 million of fair value of Series H warrants issued to lenders pursuant to the Fortress Credit Agreement, resulting in the fair value of the senior term loan totaling $37.9 million, with a 12.80% implied yield. The implied yields of the subordinated term loan and subordinated debt were 17.05% and 16.57%, respectively.

The estimated fair value of long-term debt approximated its carrying amount because based on the arrangement of the financing of the debt and pursuant to the terms of the CARES ACT, the Company applied for this debt to be forgiven by the SBA in whole or in part.

12.	FAIR VALUE MEASUREMENTS

The Company’s assets and liabilities recorded at fair value are categorized based upon a fair value hierarchy that ranks the quality and reliability of the information used to determine fair value.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. These assets include property, plant and equipment, goodwill and intangible assets, net. The Company did not record impairment to any non-financial assets in the year ended December 31, 2020 and 2019. The Company does not have any non-financial liabilities measured and recorded at fair value on a non-recurring basis.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s consolidated financial instruments (in thousands):

	Level in	December 31, 2020		December 31, 2019
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$18,196	$18,196	$2,877	$2,877
Restricted cash	1	422	422	136	136
Cash and investment in severance benefit accounts	1	3,567	3,567	3,296	3,296

Liabilities:
Line of credit	2	—	—	32,822	32,822
Subordinated term loan	2	34,756	24,327	31,762	31,917
Subordinated convertible debt	2	—	—	33,057	32,901
Subordinated debt	2	10,065	6,624	—	—
Senior term loan (a)	2	36,834	37,948	—	—
Long-term debt	2	2,087	2,087	—	—
Warrants (b)	3	7,632	7,632	787	787

(a)	As of December 31, 2020, the carrying amount of the senior term loan is net of $5.8 million in fees amortized over the loan period, and net of $1.4 million in connection with 55,284 warrants issued to lenders under the Fortress Credit Agreement (see Note 10). The warrants issued in connection with the Fortress Agreement were recorded at fair value as a discount to the debt and is being amortized to interest expense over the contractual term of the debt.

(b)	As of December 31, 2020 and 2019, warrants are included in other long-term liabilities in the Company’s consolidated balance sheets.

The fair value of the Company’s cash and cash equivalents and restricted cash approximate the carrying value because of their short-term nature of these accounts.

As of December 31, 2020, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan (Fortress Credit Agreement), followed by the junior status of the subordinated term loan and subordinated debt. The senior term loan face value was adjusted for $4.7 million of original issue discounts and $1.4 million of fair value of Series H warrants issued to lenders pursuant to the Fortress Credit Agreement, resulting in the fair value of the senior term loan totaling $37.9 million, with a 12.80% implied yield. The fair values of the subordinated term loan and subordinated debt were $24.3 million (70.0% of face value) and $6.6 million (65.8% of face value), respectively. The implied yields of the subordinated term loan and subordinated debt were 17.05% and 16.57%, respectively.

As of December 31, 2019, the fair value of the subordinated term loan, subordinated convertible debt and line of credit considered the senior status of the line of credit with PWB, followed by the junior status of the subordinated term loan and subordinated convertible debt. Given the implied yield and expected recovery rate of the line of credit with PWB, the annual default probability was calibrated at 10.39%. The fair values of the subordinated term loan and subordinated convertible debt were $31.9 million (100.5% of face value) and $32.9 million (99.5% of face value), respectively. The implied yields of the subordinated term loan and subordinated convertible debt were 8.44% and 8.43%, respectively. Included in subordinated convertible debt was the carrying amount of $23.0 million which approximated its fair value. The subordinated convertible debt was exchanged for shares of the Company’s Series G Senior Convertible Preferred Stock on February 3, 2020.

The estimated fair value of long-term debt approximated its carrying amount because based on the arrangement of the financing of the debt and pursuant to the terms of the CARES ACT, the Company applied for this debt to be forgiven by the SBA in whole or in part.

The estimated Company warrant liability was recorded at fair value. (See Note 14).